Summary of Significant Accounting Policies - Reconciliation of Cash and Cash Equivalents and Restricted Cash Reported Within Consolidated Balance sheets (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Restricted Cash and Cash Equivalent [Abstract]
Cash and cash equivalents	$ 11,385,381	$ 26,773,902
Restricted cash	2,522,898
Total cash, cash equivalents and restricted cash	$ 13,908,279	$ 26,773,902